CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Other Current Assets
Funds receivable	$ 31.9	₽ 2,217.0	₽ 802.0
VAT reclaimable	28.8	2,002.0	882.0
Loans to employees	10.7	744.0	624.0
Other receivables	5.7	398.0	184.0
Inventory	3.8	265.0	40.0
Interest receivable	3.8	261.0	763.0
Loans granted to related parties	2.5	174.0
Prepaid income tax	1.1	78.0	25.0
Restricted cash	1.1	71.0	549.0
Prepaid other taxes	0.3	21.0	14.0
Loans granted to third parties	0.2	11.0	53.0
Other	2.9	202.0	103.0
Total other current assets	92.8	6,444.0	4,039.0
Restricted Cash, Escrow Account | 24Auto Ru
Other Current Assets
Restricted cash		0.0	403.0
Restricted Cash, Pledged Cash in Customs
Other Current Assets
Restricted cash	0.1	4.0	138.0
Restricted Cash, Other
Other Current Assets
Restricted cash	$ 1.0	₽ 67.0	₽ 8.0